Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2017 yr
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	0.99
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	1.21
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	3
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	4
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	80.40%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	90.40%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	0.00%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	0.00%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	1.59%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	1.23%
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 11	0.59
Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 12	0.78